UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07458
Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)
350 Park Avenue, 9th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
M. Gervase Rosenberger
Tweedy, Browne Company LLC
350 Park Avenue, 9th Floor
New York, NY 10022
(Name and address of agent for service)
registrant’s telephone number, including area code: 212-916-0600
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
TWEEDY, BROWNE FUND INC.
SEMI-ANNUAL REPORT
Tweedy, Browne Global Value Fund
Tweedy, Browne Global Value Fund II — Currency Unhedged
Tweedy, Browne Value Fund
Tweedy, Browne Worldwide High Dividend Yield Value Fund
September 30, 2011

TWEEDY, BROWNE FUND INC.

Semi-Annual Report	II-1

Tweedy, Browne Fund Inc.
Expense Information	II-2

Tweedy, Browne Global Value Fund
Portfolio of Investments	II-3
Sector Diversification	II-5
Portfolio Composition	II-5
Schedule of Forward Exchange Contracts	II-5

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments	II-7
Sector Diversification	II-9
Portfolio Composition	II-9

Tweedy, Browne Value Fund
Portfolio of Investments	II-10
Sector Diversification	II-11
Portfolio Composition	II-11
Schedule of Forward Exchange Contracts	II-11

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments	II-12
Sector Diversification	II-13
Portfolio Composition	II-13

Tweedy, Browne Fund Inc.
Statements of Assets and Liabilities	II-14
Statements of Operations	II-15
Statements of Changes in Net Assets	II-16
Financial Highlights	II-18
Notes to Financial Statements	II-20
Investment in the Fund by the Investment Adviser and Related Parties	II-24

TWEEDY, BROWNE FUND INC.
Tweedy, Browne Global Value Fund
Tweedy, Browne Global Value Fund II — Currency Unhedged
Tweedy, Browne Value Fund
Tweedy, Browne Worldwide High Dividend Yield Value Fund
SEMI-ANNUAL REPORT
September 30, 2011

TWEEDY, BROWNE FUND INC.
Expense Information (Unaudited)
     A shareholder of the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2011 to September 30, 2011.
     Actual Expenses The first part of the table presented below, under the heading “Actual Expenses”, provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses paid during this period.
     Hypothetical Example for Comparison Purposes The second part of the table presented below, under the heading “Hypothetical Expenses”, provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II — Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included a shareholder’s costs would have been higher.

				Hypothetical Expenses
	Actual Expenses			(5% Return before Expenses)
			Expenses			Expenses
	Beginning	Ending	Paid during	Beginning	Ending	Paid during
	Account	Account	Period*	Account	Account	Period*
	Value	Value	4/1/11 –	Value	Value	4/1/11 –	Expense
	4/1/11	9/30/11	9/30/11	4/1/11	9/30/11	9/30/11	Ratio
Global Value Fund	$1,000	$894	$6.58	$1,000	$1,018	$7.01	1.39%
Global Value Fund II - Currency Unhedged	$1,000	$906	$6.53	$1,000	$1,018	$6.91	1.37%
Value Fund	$1,000	$878	$6.53	$1,000	$1,018	$7.01	1.39%
Worldwide High Dividend Yield Value Fund	$1,000	$927	$6.60	$1,000	$1,018	$6.91	1.37%

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by 366 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund
Portfolio of Investments
September 30, 2011 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—88.7%
	Canada—1.2%
750,000	National Bank of Canada, Toronto	$50,302,289

	Czech Republic—0.0%†
2,800	Philip Morris CR a.s.	1,694,837

	Finland—2.3%
1,937,731	Kone Oyj, Class B	93,075,149

	France—6.6%
7,719,256	CNP Assurances	114,496,290
600,949	Teleperformance SA	12,888,652
3,223,000	Total SA	143,718,678

		271,103,620

	Germany—11.5%
2,289,458	Henkel AG & Company, KGaA	101,215,104
896,077	Krones AG	47,026,850
42,354	KSB AG	28,129,166
298,680	Linde AG	40,374,618
1,034,003	Muenchener Rueckversicherungs-Gesellschaft AG	129,784,496
3,726,000	Springer (Axel) Verlag AG	129,604,130

		476,134,364

	Hong Kong—0.3%
434,500	Jardine Strategic Holdings Ltd.	11,431,695

	Ireland—0.0%†
1,111,317	Unidare PLC *††	14,911

	Italy—1.3%
144,268	Buzzi Unicem SPA ††	1,180,748
3,890,500	Mediaset SPA	12,371,176
5,000,000	Mondadori (Arnoldo) Editore SPA	10,686,685
4,795,392	Sol SPA *	30,883,220

		55,121,829

	Japan—6.5%
545,600	Aica Kogyo Company Ltd.	7,906,528
1,594,700	Canon, Inc.	73,445,576
306,800	Daikoku Denki Company Ltd.	2,774,255
200,000	Daiwa Industries Ltd.	1,035,288
2,064,000	Fujitec Company Ltd.	11,246,497
446,600	Fukuda Denshi Company Ltd.	13,615,854
1,069,300	Hi-Lex Corporation	17,174,279
1,577,500	Honda Motor Company Ltd.	47,050,759
122,700	Kaga Electronics Company Ltd.	1,321,238
321,000	Katsuragawa Electric Company Ltd. ††	587,195
133,000	Kawasumi Laboratories, Inc.	833,407
1,329,500	Kuroda Electric Company Ltd.	15,954,690
69,100	Mandom Corporation	2,071,745
21,670	Medikit Company Ltd.	7,028,412
307,100	Mirai Industry Company Ltd.	3,330,768
162,780	Nippon Kanzai Company Ltd.	3,144,518
305,800	Nippon Konpo Unyu Soko Company Ltd.	3,848,287
72,700	Ryoyo Electro Corporation	693,234
349,200	Sangetsu Company Ltd.	9,377,841
100,400	SEC Carbon Ltd.	449,377
400,000	Shinko Shoji Company Ltd.	3,243,383
151,400	SK Kaken Company Ltd.	5,597,950
375,300	T. Hasegawa Company Ltd.	6,363,740
1,281,300	Takata Corporation	29,505,806
200,000	Tomen Electronics Corporation	2,449,403

		270,050,030

	Mexico—5.0%
23,454,800	Arca Continental SAB de CV	97,348,507
1,234,000	Coca-Cola Femsa SA de CV, Sponsored ADR †††	109,492,820

		206,841,327

	Netherlands—7.8%
2,093,000	Akzo Nobel NV	93,582,924
23,620	Crown Van Gelder Gemeenschappelijk Bezit NV ††	122,011
3,998,000	Heineken Holding NV	155,211,359
499,165	Royal Dutch Shell PLC, Class A	15,521,050
972,689	Telegraaf Media Groep NV	13,050,623
1,368,000	Unilever NV, CVA	43,601,191

		321,089,158

	Norway—1.4%
2,600,000	Schibsted ASA	56,242,548

	Singapore—1.8%
16,972,400	Fraser and Neave Ltd.	75,412,628

	South Korea—2.1%
150,900	Daegu Department Store Company Ltd.	2,177,582
11,330	Daehan City Gas Company Ltd.	263,041
90,974	Hanil Cement Company Ltd.	3,220,250
15,347	Ottogi Corporation	1,693,570
87,640	Samchully Company Ltd.	7,290,624
14,792	Samyang Genex Company Ltd.	738,313
241,172	SK Telecom Company Ltd.	30,605,844
2,915,717	SK Telecom Company Ltd., ADR	41,024,138

		87,013,362

	Spain—1.3%
9,086,000	Mediaset España Comunicacion SA	52,298,261

	Sweden—0.0%†
63,360	Cloetta Fazer AB, B Shares	256,458

	Switzerland—18.8%
186,990	Coltene Holding AG ††	7,205,384
388,000	Compagnie Financiere Richemont AG	17,492,679
343,783	Daetwyler Holding AG, Bearer	18,848,832
10,000	Loeb Holding AG	2,069,801
3,182,700	Nestle SA, Registered	175,551,327
80	Neue Zuercher Zeitung ††	616,536
2,416,530	Novartis AG, Registered	135,153,280
43,688	Phoenix Mecano AG	21,644,391
185,918	PubliGroupe SA, Registered *	24,562,545
984,000	Roche Holding AG	159,359,683
248,117	Siegfried Holding AG *††	24,584,972
4,297	Sika AG, Bearer	7,644,998
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments
September 30, 2011 (Unaudited)

		Value
Shares		(Note 2)
	Switzerland (continued)
432,618	Tamedia AG ††	$56,488,489
584,275	Zurich Financial Services AG ††	122,863,068

		774,085,985

	Thailand—1.0%
8,840,900	Bangkok Bank Public Company Ltd., NVDR	40,101,879

	United Kingdom—11.4%
1,521,000	AGA Foodservice Group PLC	1,990,310
1,782,000	BBA Group PLC	4,649,805
1,882,980	British American Tobacco PLC	80,035,364
457,000	Carclo PLC	2,151,765
2,775,758	Daily Mail & General Trust, Class A	15,700,739
8,225,426	Diageo PLC, Sponsored ADR	157,863,368
4,842,645	G4S PLC	20,142,165
1,397,625	Headlam Group PLC	5,334,196
1,000,000	Imperial Tobacco Group PLC	33,866,615
3,346,355	Provident Financial PLC	52,338,103
4,891,800	TT Electronics PLC	11,868,860
2,700,000	Unilever PLC	85,004,582

		470,945,872

	United States—8.4%
75,700	American National Insurance Company	5,242,225
1,094,821	Baxter International, Inc.	61,463,251
436	Berkshire Hathaway Inc., Class A ††	46,564,800
301	Berkshire Hathaway Inc., Class B ††	21,383
587,000	ConocoPhillips	37,168,840
49,250	Devon Energy Corporation	2,730,420
528,400	Johnson & Johnson	33,664,364
2,555,000	Philip Morris International, Inc.	159,380,900

		346,236,183

	TOTAL COMMON STOCKS (COST $2,540,714,984)	3,659,452,385

	PREFERRED STOCKS—0.2%
166,388	Adris Grupa d.d.	6,063,071
314,700	Villeroy & Boch AG	2,427,850

	TOTAL PREFERRED STOCKS (COST $12,253,786)	8,490,921

	REGISTERED INVESTMENT COMPANY—7.6%
311,386,741	Dreyfus Government Prime Cash Management	311,386,741

	TOTAL REGISTERED INVESTMENT COMPANY (COST $311,386,741)	311,386,741

Face Value
	U.S. TREASURY BILL—3.0%
$125,000,000	0.055% ** due 11/03/11 †††		124,998,731

	TOTAL U.S. TREASURY BILL (COST $124,993,754)		124,998,731

TOTAL INVESTMENTS (Cost $2,989,349,265***)		99.5%	4,104,328,778
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)		0.2	10,097,765
OTHER ASSETS AND LIABILITIES (Net)		0.3	12,283,628

NET ASSETS		100.0%	$4,126,710,171

*	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.

**	Rate represents annualized yield at date of purchase.

***	Aggregate cost for federal tax purposes is $2,989,349,265.

†	Amount represents less than 0.1% of net assets.

††	Non-income producing security.

†††	All or a portion of this security has been segregated to cover certain open forward contracts. At September 30, 2011, liquid assets totaling $ 209,491,805 have been segregated to cover such open forward contracts.
Abbreviations:

ADR	— American Depositary Receipt

CVA	— Certificaaten van aandelen (Share Certificates)

NVDR	— Non Voting Depository Receipt
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund
Sector Diversification
September 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Beverage	12.6%
Insurance	10.2
Media	9.0
Pharmaceuticals, Biotechnology & Life Sciences	8.5
Capital Goods	7.6
Food	7.4
Tobacco	6.7
Energy	4.8
Materials	4.6
Technology Hardware & Equipment	2.8
Household & Personal Products	2.5
Automobiles & Components	2.3
Banks	2.2
Health Care Equipment & Services	2.2
Telecommunication Services	1.7
Diversified Financials	1.3
Commercial Services & Supplies	0.9
Consumer Durables & Apparel	0.8
Retailing	0.2
Transportation	0.2
Utilities	0.2

Total Common Stocks	88.7

Preferred Stocks	0.2
Registered Investment Company	7.6
U.S. Treasury Bill	3.0
Unrealized Appreciation on Forward Contracts (Net)	0.2
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition
September 30, 2011 (Unaudited)
Schedule of Forward Exchange Contracts
September 30, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 9/30/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 2)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a)
8,000,000	Canadian Dollar	SSB	1/11/12	$(7,916,873)	$(7,660,828)	$256,045
20,000,000	Canadian Dollar	JPM	5/22/12	(20,212,229)	(19,127,774)	1,084,455
20,000,000	Canadian Dollar	JPM	6/19/12	(20,231,652)	(19,124,189)	1,107,463
6,000,000	Canadian Dollar	NTC	8/7/12	(6,205,399)	(5,735,329)	470,070
100,000,000	European Union Euro	BOA	10/18/11	(138,827,997)	(134,150,596)	4,677,401
40,000,000	European Union Euro	CIT	10/20/11	(55,126,602)	(53,659,346)	1,467,256
60,000,000	European Union Euro	CIT	10/25/11	(83,826,899)	(80,485,672)	3,341,227
35,000,000	European Union Euro	NTC	11/23/11	(47,005,173)	(46,944,717)	60,456
12,000,000	European Union Euro	BNY	11/30/11	(16,246,800)	(16,095,068)	151,732
50,000,000	European Union Euro	CIT	1/11/12	(66,403,003)	(67,062,784)	(659,781)
35,000,000	European Union Euro	NTC	2/15/12	(47,504,977)	(46,943,949)	561,028
40,000,000	European Union Euro	NTC	4/4/12	(55,826,399)	(53,650,019)	2,176,380
75,000,000	European Union Euro	BOA	4/24/12	(105,074,996)	(100,594,595)	4,480,401
30,000,000	European Union Euro	SSB	9/25/12	(41,340,000)	(40,240,283)	1,099,717
75,000,000	European Union Euro	SSB	10/2/12	(101,414,256)	(100,599,196)	815,060
20,000,000	Great Britain Pound Sterling	CIT	10/18/11	(31,755,400)	(31,150,226)	605,174
10,000,000	Great Britain Pound Sterling	CIT	11/23/11	(15,803,800)	(15,569,570)	234,230
12,000,000	Great Britain Pound Sterling	CIT	11/30/11	(19,046,160)	(18,682,248)	363,912
6,500,000	Great Britain Pound Sterling	CIT	1/11/12	(10,083,515)	(10,115,720)	(32,205)
30,000,000	Great Britain Pound Sterling	CIT	2/13/12	(48,081,600)	(46,675,167)	1,406,433
45,000,000	Great Britain Pound Sterling	NTC	4/4/12	(71,453,250)	(69,983,388)	1,469,862
20,000,000	Great Britain Pound Sterling	CIT	4/24/12	(32,200,500)	(31,098,928)	1,101,572
20,000,000	Great Britain Pound Sterling	BNY	4/27/12	(32,590,000)	(31,098,208)	1,491,792

(a)	Primary risk exposure being hedged against is currency risk.
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts
September 30, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 9/30/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 2)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a) (Continued)
1,200,000,000	Japanese Yen	JPM	1/11/12	$(14,712,193)	$(15,593,771)	$(881,578)
4,230,000,000	Japanese Yen	BOA	2/29/12	(51,962,410)	(55,015,722)	(3,053,312)
2,000,000,000	Japanese Yen	BOA	3/13/12	(24,458,848)	(26,018,150)	(1,559,302)
5,300,000,000	Japanese Yen	NTC	10/22/12	(64,851,636)	(69,300,561)	(4,448,925)
3,550,000,000	Japanese Yen	BNY	11/19/12	(44,023,909)	(46,456,900)	(2,432,991)
4,000,000,000	Japanese Yen	JPM	12/28/12	(50,208,680)	(52,406,502)	(2,197,822)
515,000,000	Mexican Peso	NTC	10/28/11	(40,080,004)	(37,130,812)	2,949,192
350,000,000	Mexican Peso	SSB	11/4/11	(27,298,963)	(25,217,440)	2,081,523
500,000,000	Mexican Peso	SSB	1/23/12	(39,824,771)	(35,778,604)	4,046,167
230,000,000	Mexican Peso	BNY	2/15/12	(18,449,444)	(16,425,628)	2,023,816
370,000,000	Mexican Peso	JPM	5/11/12	(30,331,598)	(26,231,299)	4,100,299
330,000,000	Mexican Peso	CIT	6/5/12	(27,106,059)	(23,346,358)	3,759,701
240,000,000	Mexican Peso	NTC	6/5/12	(19,719,004)	(16,979,171)	2,739,833
70,000,000	Norwegian Krone	BNY	10/25/11	(11,878,500)	(11,908,002)	(29,502)
110,000,000	Norwegian Krone	SSB	1/11/12	(18,353,216)	(18,643,102)	(289,886)
120,000,000	Norwegian Krone	SSB	2/13/12	(20,460,358)	(20,309,350)	151,008
35,000,000	Singapore Dollar	SSB	11/30/11	(26,972,042)	(26,862,193)	109,849
12,000,000	Singapore Dollar	BNY	6/19/12	(9,711,331)	(9,236,818)	474,513
44,600,000,000	South Korean Won	JPM	5/11/12	(39,857,015)	(37,678,996)	2,178,019
50,000,000,000	South Korean Won	JPM	10/2/12	(41,999,160)	(42,276,863)	(277,703)
110,000,000	Swiss Franc	BOA	10/11/11	(113,157,083)	(121,130,007)	(7,972,924)
95,000,000	Swiss Franc	BNY	10/18/11	(98,245,034)	(104,625,827)	(6,380,793)
40,000,000	Swiss Franc	CIT	10/20/11	(41,784,403)	(44,054,610)	(2,270,207)
60,000,000	Swiss Franc	JPM	10/25/11	(62,945,866)	(66,088,029)	(3,142,163)
70,000,000	Swiss Franc	BNY	11/23/11	(70,766,400)	(77,154,183)	(6,387,783)
50,000,000	Swiss Franc	NTC	2/13/12	(53,054,901)	(55,220,051)	(2,165,150)
180,000,000	Thailand Baht	BOA	10/25/11	(5,994,006)	(5,780,308)	213,698
500,000,000	Thailand Baht	BNY	5/11/12	(16,286,645)	(15,905,221)	381,424
375,000,000	Thailand Baht	JPM	5/22/12	(12,175,325)	(11,923,585)	251,740
400,000,000	Thailand Baht	BNY	8/7/12	(13,076,169)	(12,678,825)	397,344

TOTAL				$(2,183,922,453)	$(2,173,824,688)	$10,097,765

Unrealized Appreciation on Forward Contracts (Net)						$10,097,765

(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:

BOA	— Bank of America

BNY	— BNY Mellon

CIT	— Citibank

JPM	— JP Morgan Chase

NTC	— Northern Trust

SSB	— State Street
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
September 30, 2011 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—78.4%

	Australia—1.4%
743,000	Metcash Ltd.	$2,967,926

	Finland—0.4%
20,000	Kone Oyj, Class B	960,661

	France—6.6%
269,000	CNP Assurances	3,989,957
129,400	Teleperformance SA	2,775,263
170,000	Total SA	7,580,569

		14,345,789

	Germany—8.6%
79,200	Henkel AG & Company, KGaA	3,501,369
37,000	Krones AG	1,941,790
56,200	Muenchener Rueckversicherungs-Gesellschaft AG	7,054,031
176,800	Springer (Axel) Verlag AG	6,149,761

		18,646,951

	Hong Kong—0.4%
28,500	Jardine Strategic Holdings Ltd.	749,835

	Ireland—0.1%
27,700	Abbey PLC	193,259

	Italy—2.2%
157,000	Buzzi Unicem SPA †	1,284,952
70,400	Davide Campari-Milano SPA	518,092
805,000	Mediaset SPA	2,559,773
62,000	Sol SPA	399,292

		4,762,109

	Japan—4.4%
39,500	Canon, Inc.	1,819,214
22,000	Daiwa Industries Ltd.	113,882
71,000	Honda Motor Company Ltd.	2,117,657
37,100	Kaga Electronics Company Ltd.	399,494
30,000	Mandom Corporation	899,455
20,000	Nagase & Company Ltd.	249,870
44,000	NGK Spark Plug Company Ltd.	603,373
28,000	Nihon Kagaku Sangyo Company Ltd.	204,878
2,300	Nihon Kohden Corporation	62,513
13,600	Nippon Kanzai Company Ltd.	262,719
20,000	Ryoyo Electro Corporation	190,711
33,000	SEC Carbon Ltd.	147,704
55,500	Shinko Shoji Company Ltd.	450,020
13,000	T. Hasegawa Company Ltd.	220,433
70,000	Takata Corporation	1,611,962
10,100	Tomen Electronics Corporation	123,695

		9,477,580

	Mexico—0.4%
207,855	Arca Continental SAB de CV	862,697

	Netherlands—10.4%
97,000	Akzo Nobel NV	4,337,097
81,600	Heineken Holding NV	3,167,896
67,600	Heineken NV	3,042,054
160,000	Royal Dutch Shell PLC, Class A	4,975,044
222,100	Unilever NV, CVA	7,078,819

		22,600,910

	Norway—0.5%
55,500	Schibsted ASA	1,200,562

	Singapore—1.9%
66,000	Fraser and Neave Ltd.	293,255
1,316,400	Metro Holdings Ltd.	656,634
251,200	United Overseas Bank Ltd.	3,277,108

		4,226,997

	South Korea—3.0%
22,040	Daegu Department Store Company Ltd.	318,051
16,570	Daehan City Gas Company Ltd.	384,695
8,375	Dongsuh Companies, Inc.	229,272
2,900	Ottogi Corporation	320,020
69,520	S&T Holdings Company Ltd.	640,289
9,417	Samchully Company Ltd.	783,384
18,400	Samyang Genex Company Ltd.	918,399
21,095	SK Telecom Company Ltd.	2,677,053
10,190	SK Telecom Company Ltd., ADR	143,373
3,800	YESCO Company Ltd.	77,577

		6,492,113

	Spain—1.0%
367,000	Mediaset España Comunicacion SA	2,112,422

	Switzerland—14.8%
120,300	Nestle SA, Registered	6,635,506
125,900	Novartis AG, Registered	7,041,418
1,200	PubliGroupe SA, Registered	158,538
45,000	Roche Holding AG	7,287,790
25,000	Schindler Holding AG	2,745,514
2,955	Siegfried Holding AG †	292,800
921	Tamedia AG †	120,258
37,100	Zurich Financial Services AG †	7,801,497

		32,083,321

	Thailand—0.3%
164,100	Bangkok Bank Public Company Ltd., NVDR	744,349

	United Kingdom—14.8%
829,700	BAE Systems PLC	3,454,875
42,500	British American Tobacco PLC	1,806,447
53,000	Carclo PLC	249,548
590,900	Daily Mail & General Trust, Class A	3,342,354
359,000	Diageo PLC, Sponsored ADR	6,889,971
798,000	G4S PLC	3,319,146
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
September 30, 2011 (Unaudited)

			Value
Shares			(Note 2)
	United Kingdom (continued)
63,500	GlaxoSmithKline PLC		$1,318,609
970,000	Hays PLC		1,046,415
296,000	Headlam Group PLC		1,129,718
227,826	Home Retail Group PLC		398,916
145,300	Imperial Tobacco Group PLC		4,920,819
99,115	Provident Financial PLC		1,550,192
200,000	TT Electronics PLC		485,255
832,500	Vodafone Group PLC		2,156,047

			32,068,312

	United States—6.5%
15,825	Baxter International, Inc.		888,416
40,700	ConocoPhillips		2,577,124
88,100	Johnson & Johnson		5,612,851
7,750	Mastercard, Inc., Class A		2,457,990
43,000	Philip Morris International, Inc.		2,682,340

			14,218,721

	Miscellaneous—0.7%
	Undisclosed securities*†		1,506,049

	TOTAL COMMON STOCKS (COST $188,539,624)		170,220,563

	PREFERRED STOCKS—0.1%
265	KSB AG		140,443

	TOTAL PREFERRED STOCKS (COST $159,205)		140,443

	REGISTERED INVESTMENT COMPANY—21.7%
47,266,313	Dreyfus Government Prime Cash Management		47,266,313

	TOTAL REGISTERED INVESTMENT COMPANY (COST $47,266,313)		47,266,313

TOTAL INVESTMENTS (Cost $235,965,142**)		100.2%	217,627,319
OTHER ASSETS AND LIABILITIES (Net)		(0.2)	(443,860)

NET ASSETS		100.0%	$217,183,459

*	“Undisclosed Securities” represents issuers, generally smaller capitalization issuers, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

**	Aggregate cost for federal tax purposes is $235,965,142.

†	Non-income producing security.
Abbreviations:

ADR — American Depositary Receipt

CVA — Certificaaten van aandelen (Share Certificates)

NVDR — Non Voting Depository Receipt
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Sector Diversification
September 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	9.9%
Insurance	8.7
Media	7.2
Energy	7.0
Food	6.9
Beverage	6.7
Capital Goods	5.2
Tobacco	4.3
Materials	3.5
Commercial Services & Supplies	3.4
Telecommunication Services	2.3
Household & Personal Products	2.0
Automobiles & Components	2.0
Banks	1.9
Technology Hardware & Equipment	1.6
Food & Staples Retailing	1.4
Retailing	1.3
Software & Services	1.1
Diversified Financials	0.7
Utilities	0.6
Health Care Equipment & Services	0.4
Real Estate	0.2
Consumer Durables & Apparel	0.1

Total Common Stocks	78.4

Preferred Stocks	0.1
Registered Investment Company	21.7
Other Assets and Liabilities (Net)	(0.2)

Net Assets	100.0%

Portfolio Composition
September 30, 2011 (Unaudited)
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund
Portfolio of Investments
September 30, 2011 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—89.0%

	France—5.2%
436,400	CNP Assurances	$6,472,927
322,200	Total SA	14,367,409

		20,840,336

	Germany—8.8%
193,000	Henkel AG & Company, KGaA	8,532,375
36,000	Krones AG	1,889,309
40,600	Linde AG	5,488,180
109,850	Muenchener Rueckversicherungs-Gesellschaft AG	13,787,994
164,718	Springer (Axel) Verlag AG	5,729,504

		35,427,362

	Japan—2.3%
148,100	Canon, Inc.	6,820,900
87,000	Honda Motor Company Ltd.	2,594,875

		9,415,775

	Mexico—0.5%
473,540	Arca Continental SAB de CV	1,965,415

	Netherlands—5.8%
72,500	Akzo Nobel NV	3,241,645
373,000	Heineken Holding NV	14,480,700
183,946	Unilever NV, ADR	5,792,460

		23,514,805

	South Korea—0.7%
206,544	SK Telecom Company Ltd., ADR	2,906,074

	Spain—1.0%
669,070	Mediaset España Comunicacion SA	3,851,111

	Switzerland—13.6%
298,000	Nestle SA, Registered, Sponsored ADR	16,419,800
225,000	Novartis AG, Registered	12,583,948
92,700	Roche Holding AG	15,012,848
52,000	Zurich Financial Services AG †	10,934,713

		54,951,309

	United Kingdom—7.9%
183,000	British American Tobacco PLC	7,778,347
231,000	Diageo PLC, Sponsored ADR	17,539,830
205,000	Unilever PLC, Sponsored ADR	6,393,950

		31,712,127

	United States—43.2%
94,535	3M Company	6,786,668
75,523	American National Insurance Company	5,229,968
98,570	Avatar Holdings Inc. †	806,303
216,470	Bank of New York Mellon Corporation/The	4,024,177
176,890	Baxter International, Inc.	9,930,605
80	Berkshire Hathaway Inc., Class A †	8,544,000
30,626	Berkshire Hathaway Inc., Class B †	2,175,671
194,600	Broadridge Financial Solutions, Inc.	3,919,244
297,433	Brown & Brown, Inc.	5,294,307
365,400	Cisco Systems, Inc.	5,660,046
230,068	Comcast Corporation, Special Class A	4,760,107
153,905	ConocoPhillips	9,745,265
136,105	Devon Energy Corporation	7,545,661
129,850	Emerson Electric Company	5,364,104
66,804	Henry Schein, Inc. †	4,142,516
219,014	Johnson & Johnson	13,953,382
357,000	Leucadia National Corporation	8,096,760
18,500	Mastercard, Inc., Class A	5,867,459
36,818	National Western Life Insurance Company, Class A	4,988,839
98,000	Norfolk Southern Corporation	5,979,960
243,482	Philip Morris International, Inc.	15,188,407
137,202	UniFirst Corporation	6,213,879
88,835	Union Pacific Corporation	7,255,154
238,000	Wal-Mart Stores, Inc.	12,352,200
437,085	Wells Fargo & Company	10,542,490

		174,367,172

TOTAL COMMON STOCKS (COST $274,909,591)		358,951,486

	REGISTERED INVESTMENT COMPANY—6.4%
25,911,639	Dreyfus Government Prime Cash Management	25,911,639

TOTAL REGISTERED INVESTMENT COMPANY (COST $25,911,639)		25,911,639

Face Value
	U.S. TREASURY BILL—3.4%
$13,500,000	0.091% * due 12/15/11 ††		13,499,595

TOTAL U.S. TREASURY BILL (COST $13,497,485)			13,499,595

TOTAL INVESTMENTS (Cost $314,318,715**)		98.8%	398,362,720
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		0.0	(72,005)
OTHER ASSETS AND LIABILITIES (Net)		1.2	4,846,446

NET ASSETS		100.0%	$403,137,161

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $314,318,715.

†	Non-income producing security.

††	All or a portion of this security has been segregated to cover certain open forward contracts. At September 30, 2011, liquid assets totaling $9,999,700 have been segregated to cover such open forward contracts.
Abbreviations:

ADR — American Depositary Receipt
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund
Sector Diversification
September 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Insurance	14.2%
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Beverage	8.4
Energy	7.9
Food	7.1
Tobacco	5.7
Media	3.6
Health Care Equipment & Services	3.5
Capital Goods	3.5
Transportation	3.3
Technology Hardware & Equipment	3.1
Food & Staples Retailing	3.1
Diversified Financials	3.0
Banks	2.6
Software & Services	2.4
Materials	2.2
Household & Personal Products	2.1
Commercial Services & Supplies	1.5
Telecommunication Services	0.7
Automobiles & Components	0.6
Real Estate	0.2

Total Common Stocks	89.0

Registered Investment Company	6.4
U.S. Treasury Bill	3.4
Unrealized Depreciation on Forward Contracts (Net)	— †
Other Assets and Liabilities (Net)	1.2

Net Assets	100.0%

†	Amount represents less than 0.1% of net assets
Portfolio Composition
September 30, 2011 (Unaudited)
Schedule of Forward Exchange Contracts
September 30, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 9/30/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 2)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a)
5,000,000	European Union Euro	CIT	10/25/11	$(6,985,575)	$(6,707,139)	$278,436
5,000,000	European Union Euro	NTC	11/23/11	(6,715,025)	(6,706,389)	8,636
13,500,000	European Union Euro	BNY	11/30/11	(18,277,650)	(18,106,952)	170,698
15,000,000	European Union Euro	NTC	2/15/12	(20,359,276)	(20,118,835)	240,441
2,500,000	Great Britain Pound Sterling	CIT	11/30/11	(3,967,950)	(3,892,135)	75,815
4,000,000	Great Britain Pound Sterling	CIT	4/24/12	(6,440,100)	(6,219,786)	220,314
2,500,000	Great Britain Pound Sterling	NTC	9/7/12	(4,079,350)	(3,883,286)	196,064
160,000,000	Japanese Yen	JPM	1/11/12	(1,961,626)	(2,079,170)	(117,544)
260,000,000	Japanese Yen	JPM	2/15/12	(3,192,926)	(3,380,743)	(187,817)
250,000,000	Japanese Yen	NTC	10/22/12	(3,059,040)	(3,268,894)	(209,854)
16,000,000	Mexican Peso	JPM	1/11/12	(1,257,911)	(1,146,100)	111,811
1,000,000,000	South Korean Won	JPM	1/11/12	(879,508)	(844,926)	34,582
3,000,000,000	South Korean Won	JPM	5/11/12	(2,680,965)	(2,534,461)	146,504
7,500,000	Swiss Franc	JPM	10/25/11	(7,868,233)	(8,261,003)	(392,770)
7,500,000	Swiss Franc	BNY	11/23/11	(7,582,114)	(8,266,520)	(684,406)
5,000,000	Swiss Franc	NTC	2/13/12	(5,305,490)	(5,522,005)	(216,515)
2,000,000	Swiss Franc	NTC	9/7/12	(2,475,462)	(2,221,862)	253,600

TOTAL				$(103,088,201)	$(103,160,206)	$(72,005)

Unrealized Depreciation on Forward Contracts (Net)						$(72,005)

(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:

BNY — BNY Mellon

CIT — Citibank

JPM — JP Morgan Chase

NTC — Northern Trust
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments
September 30, 2011 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—81.6%

	Australia—1.9%
1,504,000	Metcash Ltd.	$6,007,754

	Canada—2.2%
168,800	IGM Financial, Inc.	7,214,963

	France—5.6%
458,685	CNP Assurances	6,803,470
252,000	Total SA	11,237,079

		18,040,549

	Germany—3.3%
86,000	Muenchener
	Rueckversicherungs-Gesellschaft AG	10,794,424

	Italy—2.7%
329,840	Eni SPA	5,850,487
880,835	Mediaset SPA	2,800,916

		8,651,403

	Mexico—0.6%
476,115	Arca Continental SAB de CV	1,976,102

	Netherlands—6.8%
115,400	Akzo Nobel NV	5,159,804
204,000	Royal Dutch Shell PLC, Class A	6,343,181
335,000	Unilever NV, CVA	10,677,192

		22,180,177

	Singapore—1.0%
248,600	United Overseas Bank Ltd.	3,243,189

	South Korea—1.7%
385,700	SK Telecom Company Ltd., ADR	5,426,799

	Switzerland—11.8%
84,100	Nestle SA, Registered	4,638,787
187,000	Novartis AG, Registered	10,458,659
70,400	Roche Holding AG	11,401,343
56,450	Zurich Financial Services AG †	11,870,472

		38,369,261

	United Kingdom—18.0%
1,601,300	BAE Systems PLC	6,667,821
215,300	British American Tobacco PLC	9,151,246
510,700	Diageo PLC, Sponsored ADR	9,801,416
1,362,700	G4S PLC	5,667,921
139,505	GlaxoSmithKline PLC	2,896,891
198,500	Imperial Tobacco Group PLC	6,722,523
371,400	Pearson PLC	6,589,886
264,615	Provident Financial PLC	4,138,666
2,561,284	Vodafone Group PLC	6,633,331

		58,269,701

	United States—26.0%
144,900	Arthur J. Gallagher & Company	3,810,870
166,650	AT&T, Inc.	4,752,858
115,000	Automatic Data Processing, Inc.	5,422,250
60,460	Coca-Cola Company/The	4,084,678
112,910	ConocoPhillips	7,149,461
72,670	Emerson Electric Company	3,001,998
244,565	Exelon Corporation	10,420,915
111,600	Genuine Parts Company	5,669,280
165,900	Johnson & Johnson	10,569,489
157,180	Kimberly-Clark Corporation	11,161,352
50,970	Lockheed Martin Corporation	3,702,461
32,294	McDonald’s Corporation	2,836,059
119,755	Philip Morris International, Inc.	7,470,317
164,100	Sysco Corporation	4,250,190

		84,302,178

	TOTAL COMMON STOCKS (COST $258,331,308)	264,476,500

	REGISTERED INVESTMENT COMPANY—13.6%
43,945,497	Dreyfus Government Prime Cash Management	43,945,497

	TOTAL REGISTERED INVESTMENT COMPANY (COST $43,945,497)	43,945,497

Face Value
	TREASURY BILLS—4.7%

	Germany—2.9%
€7,000,000	0.203% * due 10/12/11		9,391,470

	United States—1.8%
$6,000,000	0.066% * due 12/15/11		5,999,820

	TOTAL TREASURY BILLS (COST $15,949,356)		15,391,290

TOTAL INVESTMENTS (Cost $318,226,161**)		99.9%	323,813,287
OTHER ASSETS AND LIABILITIES (Net)		0.1	165,964

NET ASSETS		100.0%	$323,979,251

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $318,226,161.

†	Non-income producing security.
Abbreviations:

ADR — American Depositary Receipt

CVA — Certificaaten van aandelen (Share Certificates)

€ — European Union Euro
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification
September 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.9%
Insurance	10.3
Energy	9.4
Tobacco	7.2
Telecommunication Services	5.2
Beverage	4.9
Food	4.7
Capital Goods	4.1
Diversified Financials	3.5
Household & Personal Products	3.4
Utilities	3.2
Food & Staples Retailing	3.2
Media	2.9
Retailing	1.8
Commercial Services & Supplies	1.7
Software & Services	1.7
Materials	1.6
Banks	1.0
Consumer Services	0.9

Total Common Stocks	81.6

Registered Investment Company	13.6
Treasury Bills	4.7
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition
September 30, 2011 (Unaudited)
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Statements of Assets and Liabilities
September 30, 2011 (Unaudited)

		Global Value
		Fund II -		Worldwide High
	Global Value	Currency	Value	Dividend Yield
	Fund	Unhedged	Fund	Value Fund
ASSETS
Investments, at cost	$2,989,349,265	$235,965,142	$314,318,715	$318,226,161

Investments, at value (Note 2)	$4,104,328,778	$217,627,319	$398,362,720	$323,813,287
Foreign currency (a)	—	—	4	—
Dividends and interest receivable	8,054,462	328,802	708,123	749,569
Receivable for investment securities sold	69,279	—	—	—
Recoverable foreign withholding taxes	9,782,829	146,332	555,200	327,352
Receivable for Fund shares sold	5,858,722	123,511	5,316,916	382,446
Unrealized appreciation of forward exchange contracts (Note 2)	54,279,792	—	1,736,901	—
Prepaid expense	191,573	12,304	18,681	18,340

Total Assets	$4,182,565,435	$218,238,268	$406,698,545	$325,290,994

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$44,182,027	$—	$1,808,906	$—
Payable for Fund shares redeemed	5,971,614	507,002	295,607	415,317
Investment advisory fee payable (Note 3)	2,647,941	124,877	261,143	204,341
Payable for investment securities purchased	795,320	372,865	1,094,026	631,301
Custodian fees payable (Note 3)	334,282	6,603	10,011	7,786
Transfer agent fees payable (Note 3)	317,411	1,080	23,006	7,098
Compliance and shareholder servicing fees payable (Note 3)	110,293	4,453	10,856	7,490
Administration and accounting fees payable (Note 3)	88,905	3,260	7,575	5,681
Due to custodian in foreign currency (a)	10,977	2,592	—	6,918
Accrued foreign capital gains taxes	919,064	13,805	—	—
Accrued expenses and other payables	477,430	18,272	50,254	25,811

Total Liabilities	55,855,264	1,054,809	3,561,384	1,311,743

NET ASSETS	$4,126,710,171	$217,183,459	$403,137,161	$323,979,251

NET ASSETS consist of
Undistributed net investment income	$81,118,067	$1,420,942	$5,521,514	$1,062,871
Accumulated net realized gain (loss) on securities, forward exchange contracts and foreign currencies	225,617,387	836,626	16,727,234	(9,244,280)
Net unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	1,124,801,526	(18,342,613)	83,962,629	5,585,463
Par value	19,106	2,079	2,361	3,714
Paid-in capital in excess of par value	2,695,154,085	233,266,425	296,923,423	326,571,483

Total Net Assets	$4,126,710,171	$217,183,459	$403,137,161	$323,979,251

CAPITAL STOCK (common stock outstanding)	191,055,331	20,791,654	23,606,086	37,137,616

NET ASSET VALUE offering and redemption price per share	$21.60	$10.45	$17.08	$8.72

(a)	Foreign currency held at cost for the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $(10,977), $(2,592), $4 and $(6,917), respectively.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Statements of Operations
For the Six Months Ended September 30, 2011 (Unaudited)

		Global Value
		Fund II -		Worldwide High
	Global Value	Currency	Value	Dividend Yield
	Fund	Unhedged	Fund	Value Fund
INVESTMENT INCOME
Dividends	$114,689,956	$2,828,320	$8,699,434	$7,612,177
Less foreign withholding taxes	(11,913,546)	(258,229)	(757,624)	(527,226)
Interest	176,721	5	8,301	31,289

Total Investment Income	102,953,131	2,570,096	7,950,111	7,116,240

EXPENSES
Investment advisory fee (Note 3)	28,877,825	1,159,899	2,841,280	1,956,984
Transfer agent fees (Note 3)	835,246	19,742	126,345	39,026
Custodian fees (Note 3)	887,896	24,392	21,967	19,370
Administration and accounting fees (Note 3)	588,796	23,722	57,937	39,965
Legal and audit fees	210,274	5,889	23,069	15,672
Directors’ fees and expenses (Note 3)	164,890	7,076	15,828	12,327
Compliance and shareholder servicing fees (Note 3)	110,293	4,453	10,856	7,490
Other	437,262	30,751	54,461	37,151

Total Expenses before waivers	32,112,482	1,275,924	3,151,743	2,127,985

Investment advisory fees recouped and/or waived (Note 3)	—	(4,573)	—	18,469

Net Expenses	32,112,482	1,271,351	3,151,743	2,146,454

NET INVESTMENT INCOME	70,840,649	1,298,745	4,798,368	4,969,786

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
Net realized gain (loss) on:
Securities	231,708,579	761,135	18,331,485	(1,486,897)
Forward exchange contracts (a)	(174,366,781)	—	(8,136,102)	—
Foreign currencies and net other assets	589,895	(95,818)	(27,429)	867,380

Net realized gain (loss) on investments during the period	57,931,693	665,317	10,167,954	(619,517)

Net unrealized appreciation (depreciation) of:
Securities (b)	(822,801,396)	(26,273,415)	(79,996,161)	(27,605,278)
Forward exchange contracts (a)	200,974,656	—	7,800,189	—
Foreign currencies and net other assets	(1,098,689)	(9,092)	(41,570)	(10,343)

Net unrealized depreciation of investments during the period	(622,925,429)	(26,282,507)	(72,237,542)	(27,615,621)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(564,993,736)	(25,617,190)	(62,069,588)	(28,235,138)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(494,153,087)	$(24,318,445)	$(57,271,220)	$(23,265,352)

(a)	Primary risk exposure being hedged is currency risk.

(b)	Net accrued foreign capital gains taxes of $919,064, $13,805, $0 and $0, respectively.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Statements of Changes in Net Assets

	Global Value Fund
	Six Months
	Ended
	9/30/2011	Year Ended
	(Unaudited)	3/31/2011
INVESTMENT ACTIVITIES:
Net investment income	$70,840,649	$51,346,605

Net realized gain (loss) on securities, forward exchange contracts and currency transactions during the period/year	57,931,693	210,685,923

Net unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets during the period/year	(622,925,429)	193,863,348

Net increase (decrease) in net assets resulting from operations	(494,153,087)	455,895,876

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(49,176,654)

Distributions to shareholders from net realized gain on investments	—	(10,648,394)

Net increase (decrease) in net assets from Fund share transactions	(128,553,293)	47,334,214

Redemption Fees	85,086	105,881

Net increase (decrease) in net assets	(622,621,294)	443,510,923

NET ASSETS
Beginning of period/year	4,749,331,465	4,305,820,542

End of period/year	$4,126,710,171	$4,749,331,465

Undistributed (distributions in excess of) net investment income at end of period/year	$81,118,067	$10,277,418

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Global Value Fund II -				Worldwide High Dividend
Currency Unhedged		Value Fund		Yield Value Fund
Six Months		Six Months		Six Months
Ended		Ended		Ended
9/30/2011	Year Ended	9/30/2011	Year Ended	9/30/2011	Year Ended
(Unaudited)	3/31/2011	(Unaudited)	3/31/2011	(Unaudited)	3/31/2011

$1,298,745	$565,712	$4,798,368	$4,165,462	$4,969,786	$3,969,377

665,317	192,123	10,167,954	16,747,823	(619,517)	3,509,759

(26,282,507)	7,366,684	(72,237,542)	14,620,801	(27,615,621)	21,630,936

(24,318,445)	8,124,519	(57,271,220)	35,534,086	(23,265,352)	29,110,072

—	(491,375)	—	(4,096,993)	(3,822,474)	(4,289,269)

—	(38,793)	—	(21,370,249)	—	—

146,343,326	52,979,332	(7,118,101)	54,416,254	60,971,732	120,158,342

3,764	6,618	—	—	4,983	17,399

122,028,645	60,580,301	(64,389,321)	64,483,098	33,888,889	144,996,544

95,154,814	34,574,513	467,526,482	403,043,384	290,090,362	145,093,818

$217,183,459	$95,154,814	$403,137,161	$467,526,482	$323,979,251	$290,090,362

$1,420,942	$122,197	$5,521,514	$723,146	$1,062,871	$(84,441)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Financial Highlights
Tweedy, Browne Global Value Fund
For a Fund share outstanding throughout each period/year.

	Six Months
	Ended		Year	Year	Year		Year	Year
	9/30/11		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		3/31/11	3/31/10	3/31/09		3/31/08	3/31/07
Net asset value, beginning of period/year	$24.16		$22.13	$14.15	$27.21		$32.31	$28.56

Income from investment operations:
Net investment income	0.37		0.26	0.33	0.66	(a)(b)	0.50	0.47
Net realized and unrealized gain (loss) on investments	(2.93)		2.08	7.98	(10.90)		(2.24)	4.06

Total from investment operations	(2.56)		2.34	8.31	(10.24)		(1.74)	4.53

Distributions:
Dividends from net investment income	—		(0.25)	(0.33)	(0.75)		(0.48)	(0.43)
Distributions from net realized gains	—		(0.06)	—	(2.07)		(2.88)	(0.35)

Total distributions	—		(0.31)	(0.33)	(2.82)		(3.36)	(0.78)

Redemption fees (c)	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period/year	$21.60		$24.16	$22.13	$14.15		$27.21	$32.31

Total return (d)	(10.60)%		10.59%	58.85%	(38.57)%		(6.35)%	16.01%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$4,126,710		$4,749,331	$4,305,821	$3,094,360		$6,663,870	$8,323,689
Ratio of operating expenses to average net assets	1.39	%(e)	1.39%	1.40%	1.40%		1.37%	1.37%
Ratio of net investment income to average net assets	3.07	%(e)	1.16%	1.62%	3.05	%(b)	1.45%	1.53%
Portfolio turnover rate	2%		12%	7%	16%		9%	13%

(a)	Net investment income per share was calculated using the average shares method.

(b)	For year ended 3/31/09, investment income per share reflects a special dividend which amounted to $0.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.42% per share.

(c)	Amount represents less than $0.01 per share.

(d)	Total return represents aggregate total return for the periods indicated.

(e)	Annualized.
Tweedy, Browne Global Value Fund II — Currency Unhedged
For a Fund share outstanding throughout each period/year.

	Six Months
	Ended		Year	Period
	9/30/11		Ended	Ended
	(Unaudited)		3/31/11	3/31/10 (a)
Net asset value, beginning of period/year	$11.52		$10.27	$10.00

Income from investment operations:
Net investment income	0.05		0.08	0.00	(b)
Net realized and unrealized gain (loss) on investments	(1.12)		1.25	0.27

Total from investment operations	(1.07)		1.33	0.27

Distributions:
Dividends from net investment income	—		(0.07)	0.00	(b)
Distributions from net realized gains	—		(0.01)	—

Total distributions	—		(0.08)	0.00	(b)

Redemption fees (b)	0.00		0.00	0.00

Net asset value, end of period/year	$10.45		$11.52	$10.27

Total return (c)	(9.38)%		13.00%	2.74%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$217,183		$95,155	$34,575
Ratio of operating expenses to average net assets	1.37	%(d)	1.37%	1.37	%(d)
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.38	%(d)	1.58%	2.56	%(d)
Ratio of net investment income to average net assets	1.40	%(d)	0.97%	0.04	%(d)
Portfolio turnover rate	2%		2%	0%

(a)	The Tweedy, Browne Global Value Fund II — Currency Unhedged commenced operations on October 26, 2009.

(b)	Amount represents less than $0.01 per share.

(c)	Total return represents aggregate total return for the periods indicated.

(d)	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Financial Highlights
Tweedy, Browne Value Fund
For a Fund share outstanding throughout each period/year.

	Six Months
	Ended		Year	Year	Year	Year	Year
	9/30/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
Net asset value, beginning of period/year	$19.46		$19.03	$12.73	$20.90	$24.65	$24.27

Income from investment operations:
Net investment income	0.20		0.19	0.24	0.18	0.22	0.21
Net realized and unrealized gain(loss) on investments	(2.58)		1.45	6.27	(6.22)	(1.43)	2.38

Total from investment operations	(2.38)		1.64	6.51	(6.04)	(1.21)	2.59

Distributions:
Dividends from net investment income	—		(0.20)	(0.21)	(0.20)	(0.19)	(0.27)
Distributions from net realized gains	—		(1.01)	—	(1.93)	(2.35)	(1.94)

Total distributions	—		(1.21)	(0.21)	(2.13)	(2.54)	(2.21)

Net asset value, end of period/year	$17.08		$19.46	$19.03	$12.73	$20.90	$24.65

Total return (a)	(12.23)%		8.77%	51.18%	(30.01)%	(5.41)%	10.76%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$403,137		$467,526	$403,043	$304,787	$411,237	$515,527
Ratio of operating expenses to average net assets	1.39	%(b)	1.39%	1.42%	1.41%	1.37%	1.38%
Ratio of net investment income to average net assets	2.11	%(b)	1.02%	1.40%	1.02%	0.83%	0.80%
Portfolio turnover rate	4%		11%	11%	37%	11%	9%

(a)	Total return represents aggregate total return for the periods indicated.

(b)	Annualized.
Tweedy, Browne Worldwide High Dividend Yield Value Fund
For a Fund share outstanding throughout each period/year.

	Six Months
	Ended		Year	Year	Year	Period
	9/30/11		Ended	Ended	Ended	Ended
	(Unaudited)		3/31/11	3/31/10	3/31/09	3/31/08(a)
Net asset value, beginning of period/year	$9.52		$8.62	$6.09	$9.70	$10.00

Income from investment operations:
Net investment income	0.15		0.18	0.20	0.22	0.10
Net realized and unrealized gain (loss) on investments	(0.83)		0.91	2.53	(3.57)	(0.37)

Total from investment operations	(0.68)		1.09	2.73	(3.35)	(0.27)

Distributions:
Dividends from net investment income	(0.12)		(0.19)	(0.20)	(0.26)	(0.03)
Distributions from net realized gains	—		—	—	—	—

Total distributions	(0.12)		(0.19)	(0.20)	(0.26)	(0.03)

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period/year	$8.72		$9.52	$8.62	$6.09	$9.70

Total return (c)	(7.26)%		13.03%	45.19%	(35.25)%	(2.69)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$323,979		$290,090	$145,094	$79,913	$70,386
Ratio of operating expenses to average net assets	1.37	%(d)	1.37%	1.37%	1.37%	1.37	%(d)
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.36	%(d)	1.39%	1.46%	1.54%	1.86	%(d)
Ratio of net investment income to average net assets	3.17	%(d)	2.00%	2.36%	2.99%	2.38	%(d)
Portfolio turnover rate	2%		16%	18%	38%	2%

(a)	The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

(b)	Amount represents less than $0.01 per share.

(c)	Total return represents aggregate total return for the periods indicated.

(d)	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
1. Organization
     Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States (“U.S.”) Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”), (each a “Fund” and together, the “Funds”), are each a diversified series of the Company.
     The Funds commenced operations as follows:

Commencement of
Fund	Operations
Global Value Fund	06/15/93
Global Value Fund II – Currency Unhedged	10/26/09
Value Fund	12/08/93
Worldwide High Dividend Yield Value Fund	09/05/07
     The Global Value Fund and Global Value Fund II -Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Investment Adviser”) believes are undervalued. The Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that Tweedy, Browne believes are undervalued. The Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that Tweedy, Browne believes to have above-average dividend yields and valuations that are reasonable.
2. Significant Accounting Policies
     The preparation of financial statements in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
     Portfolio Valuation Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.
     Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ assets carried at fair value as of September 30, 2011 is as follows:

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Global Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks
Canada	$50,302,289	$50,302,289	$—	$—
Czech Republic	1,694,837	1,694,837	—	—
Finland	93,075,149	93,075,149	—	—
France	271,103,620	271,103,620	—	—
Germany	476,134,364	476,134,364	—	—
Hong Kong	11,431,695	11,431,695	—	—
Ireland	14,911	—	—	14,911
Italy	55,121,829	55,121,829	—	—
Japan	270,050,030	263,864,885	6,185,145	—
Mexico	206,841,327	206,841,327	—	—
Netherlands	321,089,158	321,089,158	—	—
Norway	56,242,548	56,242,548	—	—
Singapore	75,412,628	75,412,628	—	—
South Korea	87,013,362	87,013,362	—	—
Spain	52,298,261	52,298,261	—	—
Sweden	256,458	256,458	—	—
Switzerland	774,085,985	774,085,985	—	—
Thailand	40,101,879	40,101,879	—	—
United Kingdom	470,945,872	470,945,872	—	—
United States	346,236,183	346,236,183	—	—
Preferred Stocks	8,490,921	8,490,921	—	—
Registered Investment Company	311,386,741	311,386,741	—	—
U.S. Treasury Bill	124,998,731	—	124,998,731	—

Total Investments in Securities	4,104,328,778	3,973,129,991	131,183,876	14,911
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	54,279,792	—	54,279,792	—
Liability
Unrealized depreciation of forward exchange contracts	(44,182,027)	—	(44,182,027)	—

Total	$4,114,426,543	$3,973,129,991	$141,281,641	$14,911

Global Value Fund II - Currency Unhedged
Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2011	Price	Inputs	Inputs

Investments in Securities *	$217,627,319	$217,627,319	$—	$—

*	See Portfolio of Investments for security type and country breakout.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks*	$358,951,486	$358,951,486	$—	$—
Registered Investment Company	25,911,639	25,911,639	—	—
U.S. Treasury Bill	13,499,595	—	13,499,595	—

Total Investments in Securities	398,362,720	384,863,125	13,499,595	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	1,736,901	—	1,736,901	—
Liability
Unrealized depreciation of forward exchange contracts	(1,808,906)	—	(1,808,906)	—

Total	$398,290,715	$384,863,125	$13,427,590	$—

*	See Portfolio of Investments for country breakout.

	Worldwide High Dividend Yield Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks *	$264,476,500	$264,476,500	$—	$—
Registered Investment Company	43,945,497	43,945,497	—	—
Treasury Bills *	15,391,290	—	15,391,290	—

Total Investments in Securities	$323,813,287	$308,421,997	$15,391,290	$—

*	See Portfolio of Investments for country breakout.
     The following is a reconciliation of the Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

Equity Securities
	Total	Ireland
Balance as of March 31, 2011	$94,624	$94,624
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(79,713)	(79,713)
Gross purchases	—	—
Gross sales	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of September 30, 2011	$14,911	$14,911

     The net unrealized losses presented in the table above relate to investments that were held during the six months ended September 30, 2011. The Global Value Fund presents these losses on the Statements of Operations as net unrealized depreciation of securities.
     At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and 2 assets. As of September 30, 2011, a security with an end of period value of $587,195 held by the Global Value Fund was transferred from Level 1 into Level 2 due to lower trading volume. As of that date, a security with an end of period value of $616,536 held by the Global Value Fund was transferred from Level 2 into Level 1, due to higher trading volume.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
     Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
     Forward Exchange Contracts The Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss on the Statement of Operations. When the contract is closed, the Funds record a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of open contracts at September 30, 2011 and the value of the contracts at the time they were opened is included on the Statement of Assets and Liabilities under unrealized appreciation (depreciation) of forward exchange contracts.
     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
     For open contracts at September 30, 2011, see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2011. The average notional amount is consistent with the amount shown in the portfolio of investments.
     Securities Transactions and Investment Income Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend. Large nonrecurring dividends, if any, recognized by a Fund are presented separately on the Statement of Operations as “special dividends” and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis.
     Foreign Taxes The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.
     Tweedy, Browne is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2011, Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund reimbursed Tweedy, Browne $165, $165, $450 and $195, respectively, for such transaction charges.
     Dividends and Distributions to Shareholders Dividends from net investment income, if any, will be declared and paid annually for the Global Value Fund, Global Value Fund II -Currency Unhedged, and Value Fund and semi-annually for the Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
     The character of distributions paid on a tax basis during the fiscal year ended March 31, 2011 is as follows:

				Worldwide
		Global Value		High
		Fund II -		Dividend
Distributions	Global	Currency		Yield
paid from:	Value Fund	Unhedged	Value Fund	Value Fund

Investment income	$49,320,734	$484,837	$4,101,025	$4,289,269

Short-term capital gain	—	45,331	—	—

Ordinary income	49,320,734	530,168	4,101,025	4,289,269

Long-term capital gain	10,504,314	—	21,366,217	—

Total Distributions	$59,825,048	$530,168	$25,467,242	$4,289,269

     As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

		Global		Worldwide
		Value		High
		Fund II -		Dividend
	Global	Currency		Yield
	Value Fund	Unhedged	Value Fund	Value Fund

Undistributed ordinary income	$10,277,418	$140,119	$768,981	$906,803

Undistributed realized gain	—	171,310	—	—

Unrealized appreciation/(depreciation)	1,934,404,698	7,939,893	164,072,366	33,201,084

Accumulated capital and other losses	(18,992,049)	(14,610)	(1,358,750)	(9,566,978)

Total	$1,925,690,067	$8,236,712	$163,482,597	$24,540,909

     Federal Income Taxes Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
     As of March 31, 2011, the Worldwide High Dividend Yield Value Fund had a capital loss carryforward of $8,624,763 expiring in 2018, which may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.
     On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending March 31, 2012.
     Net capital and foreign currency losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October capital losses are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses will offset future net investment income and thereby reduce future ordinary income distributions. For the year ended March 31, 2011, the Funds deferred to April 1, 2011 post-October capital and currency losses of:

		Foreign
Fund	Capital Losses	Currency Losses

Global Value Fund	$18,992,049	$—

Global Value Fund II - Currency Unhedged	—	14,610

Value Fund	1,312,915	45,835

Worldwide High Dividend Yield Value Fund	—	942,215

     The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. In addition, utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
     Expenses Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method. Depending on their nature, costs to organize and offer the Global Value Fund II – Currency Unhedged were either expensed as incurred or capitalized and amortized to expense, on a straight line basis, over the first twelve months of the Fund’s operations.
3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee
     The Company, on behalf of each Fund, has entered into separate investment advisory agreements with Tweedy, Browne (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2011, Tweedy, Browne received $28,877,825, $1,159,899, $2,841,280 and $1,956,984 for Global Value Fund, Global Value Fund II - Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
     The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses for each Fund (excluding fees and expenses from investments in other investment companies, brokerage, interest, taxes and extraordinary expenses) at no more than 1.37% of each Fund’s average daily net assets. This arrangement will continue at least through December 31, 2012. During the six months ended September 30, 2011, Tweedy, Browne waived $4,573 for Global Value Fund II – Currency Unhedged. In this arrangement, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund have agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% of each Fund’s average daily net assets on an annualized basis. During the six months ended September 30, 2011, Tweedy Browne recouped $18,469 for Worldwide High Dividend Yield Value Fund. At September 30, 2011, the amount of potential recovery expiring March 31, 2012, March 31, 2013 and March 31, 2014 on Global Value Fund II – Currency Unhedged was $106,135, $125,363 and $4,573, respectively. At September 30, 2011, the amount of potential recovery expiring March 31, 2012 and March 31, 2013 on Worldwide High Dividend Yield Value Fund was $90,689 and $39,494, respectively.
     As of September 30, 2011, the current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $84.0 million, $2.8 million, $48.3 million and $4.3 million of their own money invested in Global Value Fund, Global Value Fund II -Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.
     The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Funds’ net assets:

		Between	Between
		$1 Billion	$5 Billion
	Up to	and	and	Exceeding
	$1 Billion	$5 Billion	$10 Billion	$10 Billion

Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%

Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

     Pursuant to an agreement dated December 15, 2010, the Company has agreed to pay Tweedy, Browne for certain compliance and shareholder servicing services provided to the Funds effective January 1, 2011. For these services the Company pays Tweedy, Browne $200,000 per year, allocated pro-rata based on the relative average net assets of the Funds.
     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $100,000 annually, to be paid quarterly in $25,000 increments plus out-of-pocket expenses for their services as directors. The annual fee of $100,000 paid to each Non-Interested Director is divided proportionately between the Funds.
     Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ custodian pursuant to a custody agreement (the “Custody Agreement”). BNY Mellon also serves as the Funds’ transfer agent. Tweedy, Browne also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.
4. Securities Transactions
     The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by the Global Value Fund, as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2011:

Shares or Par						Shares	Dividend	Net Realized Gain
Amount Held		Value at	Purchase	Sales	Value at	Held	Income 4/1/11	(Loss) 4/1/11 to
at 3/31/11	Name of Issuer	3/31/11	Cost	Proceeds	9/30/11	at 9/30/11	to 9/30/11	9/30/11

182,827	Siegfried Holding AG	$19,434,799	$6,020,633	$—	$24,584,972	248,117	$—	$—

CHF 5,223,200	Siegfried Holding AG 5% Convertible Bond	6,914,595	—	6,020,633	—	—	—	1,168,612

185,918	PubliGroupe SA, Registered	24,447,653	—	—	24,562,545	185,918	1,028,651	—

4,795,392	Sol SPA	37,904,740	—	—	30,883,220	4,795,392	638,785	—

1,111,317	Unidare	94,624	—	—	14,911	1,111,317	—	—

		$88,796,411	$6,020,633	$6,020,633	$80,045,648		$1,667,436	$1,168,612

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011, are as follows:

		Global		Worldwide
		Value		High
		Fund II -		Dividend
	Global	Currency		Yield
	Value Fund	Unhedged	Value Fund	Value Fund

Purchases	$74,754,759	$125,136,174	$17,344,074	$39,485,024

Sales	360,367,798	2,471,183	32,411,409	4,843,546

     The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) as computed on a federal income tax basis, at September 30, 2011 for each Fund is as follows:

	Gross	Gross	Net
	Appreciation	(Depreciation)	Appreciation

Global Value Fund	$1,341,395,704	$(226,416,191)	$1,114,979,513

Global Value Fund II - Currency Unhedged	4,027,927	(22,365,750)	(18,337,823)

Value Fund	102,900,125	(18,856,120)	84,044,005

Worldwide High Dividend Yield Value Fund	24,280,856	(18,693,730)	5,587,126

5. Capital Stock
     The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by each Fund.
     Changes in shares outstanding for the six months ended September 30, 2011 were as follows:

	Global Value Fund
	Shares	Amount

Sold	8,397,920	$198,866,278
Reinvested	—	—
Redeemed	(13,939,653)	(327,419,571)

Net Decrease	(5,541,733)	$(128,553,293)

	Global Value Fund II - Currency Unhedged
	Shares	Amount

Sold	13,330,159	$155,385,126
Reinvested	—	—
Redeemed	(799,864)	(9,041,800)

Net Increase	12,530,295	$146,343,326

	Value Fund
	Shares	Amount

Sold	1,403,842	$26,227,205
Reinvested	—	—
Redeemed	(1,818,903)	(33,345,306)

Net Decrease	(415,061)	$(7,118,101)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount

Sold	9,073,484	$83,723,078
Reinvested	386,750	3,712,801
Redeemed	(2,797,474)	(26,464,147)

Net Increase	6,662,760	$60,971,732

     Changes in shares outstanding for the year ended March 31, 2011 were as follows:

	Global Value Fund
	Shares	Amount

Sold	27,143,671	$613,208,572
Reinvested	2,299,892	54,783,264
Redeemed	(27,388,653)	(620,657,622)

Net Increase	2,054,910	$47,334,214

	Global Value Fund II - Currency Unhedged
	Shares	Amount

Sold	5,612,265	$60,357,916
Reinvested	45,606	503,493
Redeemed	(763,745)	(7,882,077)

Net Increase	4,894,126	$52,979,332

	Value Fund
	Shares	Amount

Sold	4,334,409	$82,128,199
Reinvested	1,277,088	24,199,131
Redeemed	(2,769,734)	(51,911,076)

Net Increase	2,841,763	$54,416,254

	Worldwide High Dividend Yield Value Fund
	Shares	Amount

Sold	18,031,196	$159,077,567
Reinvested	494,416	4,120,657
Redeemed	(4,886,230)	(43,039,882)

Net Increase	13,639,382	$120,158,342

6. Foreign Securities
     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.
7. Securities Lending
     The Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At September 30, 2011, the Funds did not have any securities out on loan.
8. New Accounting Pronouncement
     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.
9. Portfolio Information
     The Company files the Funds’ complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at http://www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.
10. Proxy Voting Information
     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.
11. Advisory Agreements
     Approval of the Renewal of the Investment Advisory Agreements for the Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund, Tweedy, Browne Worldwide High Dividend Yield Value Fund and Tweedy, Browne Global Value Fund II – Currency Unhedged
     On May 18, 2011, the Company’s Board of Directors (the “Board”), including a majority of the Independent Directors, approved the renewal of the Advisory Agreements between Tweedy, Browne and the Company on behalf of the Global Value Fund, the Value Fund, the Worldwide High Dividend Yield Value Fund and the Global Value Fund II for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.
     A. Information Received
     During the course of each year, the Board receives a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed reports on each Fund’s investment results, portfolio composition, and portfolio trading practices, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses; financial and profitability information regarding Tweedy, Browne; sample reports demonstrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; information for several of Tweedy, Browne’s managed account performance composites; fee schedules; information regarding fees paid to intermediaries; information about the key personnel of Tweedy, Browne; and information concerning Tweedy, Browne’s brokerage services and best execution policy.
     In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
     B. Nature, Extent and Quality of Services
     The Board reviewed materials concerning the depth and quality of Tweedy, Browne’s investment management process. The Board considered a variety of services provided by Tweedy, Browne to the Funds over the past year, including: providing “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best prices and execution; monitoring the Funds’ service providers and performing shadowing functions; monitoring information with respect to corporate reorganizations involving the Funds’ portfolio companies; preparing the Funds’ semi-annual and annual reports to shareholders; monitoring certain aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund, Worldwide High Dividend Yield Value Fund and Global Value Fund II; arranging for proxy voting of portfolio securities; actively monitoring and assessing valuation issues for the Funds; and preparing various regulatory filings for the Funds. The Board also noted that Tweedy, Browne has undertaken to implement certain new regulatory requirements that are applicable to the management of the Funds.
     In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders through market commentary; participating in ongoing training and weekly monitoring of BNY Mellon’s shareholder services representatives; and generally assisting the Funds in the conduct of their business.
     The Board then noted that Tweedy, Browne also serves as the Funds’ distributor and that it acts as the Funds’ introducing broker for substantially all transactions in U.S. equity securities, for which it is reimbursed by the Funds only for settlement costs. The Board noted that Tweedy, Browne does not charge the Funds any separate brokerage commissions for such services, and the Board concluded that this arrangement benefits the Funds and their shareholders by protecting the confidentiality of the Funds’ trading positions. The Board also considered Tweedy, Browne’s commitment to staff development and long-term and contingency planning with regard to its advisory business. The Board noted that notwithstanding the current market environment, Tweedy, Browne has not cut back on personnel or resources.
     In considering Tweedy, Browne’s services, both in managing the Funds’ portfolios and in overseeing all aspects of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it is likely that Tweedy, Browne will continue to be in a position to do so for the long-term. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.
     C. Investment Performance
     The Board examined the short-term and long-term investment performance of each Fund, both in absolute terms and relative to the performance of perceived direct competitors pursuing comparable investment objectives, as well as to the various benchmarks against which the Funds were compared. In considering the Global Value Fund’s performance, the Board observed that the Fund had exhibited strong absolute and relative performance, noting that the Fund’s annualized rate of return of 10.24% from inception through March 31, 2011 exceeded the returns of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) in both U.S. dollars and hedged currency for the same period. The Board considered that, over the long-term, the Global Value Fund’s performance had enjoyed favorable performance when compared to other funds in its peer group. The Board noted that the aggregate total return for the Global Value Fund for the 10-year period ended March 31, 2011 exceeded the Morningstar average of all funds in the Foreign Stock Funds category by 52 basis points per year. It was also noted that for the past 3-year, 5-year and 10-year periods the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk.
     The Board then considered the Value Fund’s performance, noting that the Fund had enjoyed good relative performance in most measurement periods in comparison to its relevant benchmark indices. In particular, the Board noted that as of March 31, 2011, the Value Fund’s total returns outperformed the S&P 500 Index over the past 3-year, 5-year, 10-year, 15-year and since inception periods. The Board noted that while comparisons to a very elite group of direct competitors have mixed results, the Value Fund has held up well in down market environments. The Board further noted that the Value Fund outperformed its group of peers for the past 5-year period, performed in line with its group of peers for the past 3-year period, and underperformed its group of peers for the past 1-year and 10-year periods ending March 31, 2011. The Board also noted that the Value Fund has also been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings. The Board considered that the Value Fund was a finalist in the Global Equity category for Standard & Poor’s Mutual Fund Excellence Awards in 2010, which recognizes funds that have achieved the highest overall

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
ranking on the most consistent basis during the previous year.
     The Board examined the performance of the Worldwide High Dividend Yield Value Fund, noting that the Fund commenced operations on September 5, 2007. The Board noted that since the Worldwide High Dividend Yield Value Fund’s inception date, the Fund has gained 3.4% compared to a gain of 7.73% for the MSCI World Index (in U.S. $). The Board examined data indicating that for the calendar year 2008, the Worldwide High Dividend Yield Value Fund ranked in the top 12% of all World Stock Funds in the Morningstar Principia Pro database and ranked first in Lipper’s Global Large Cap Value Category. It was noted during 2009, the Worldwide High Dividend Yield Value Fund was up 28.18% compared to a gain of 29.99% for the MSCI World Index (in U.S. $). The Board then considered the long-term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the Worldwide High Dividend Yield Value Fund’s investment strategy is based. Since 1979, the Global High Dividend Strategy has produced compounded returns at an annualized rate of return of 13.33% (net of actual and hypothetical fees) which has outpaced the S&P 500 Index and the MSCI World Index (in U.S. $), on an annualized basis over the same period, by 1.83% and 3.48%, respectively.
     The Board then examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board noted that the Global Value Fund II has performed well since its inception, gaining 16.10% compared to 12.03% for the MSCI World Index (in U.S. $) for the period. The Board considered the performance of the Global Value Fund, which is managed using the same philosophy and approach as the Global Value Fund II, and Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team to manage another international fund without a currency hedge. The Board considered that Tweedy, Browne’s International Equity Composite (in U.S. $), which has returns that are similar to those of the Global Value Fund, has outperformed the MSCI EAFE Index (in U.S. $) for the last 1-year, 3-year, 10-year, 15-year and since inception periods. The Board considered that a composite of Tweedy, Browne’s unhedged international separate accounts has exhibited both good absolute and relative performance since inception in July 1995. The composite’s annualized rate of return of 10.5% (after assumed fees and expenses) through March 31, 2011 significantly exceeded relevant indices in both U.S. dollars and hedged currency.
     After reviewing each Fund’s performance relative to its direct competitors, comparable investment strategy (in the case of the Worldwide High Dividend Yield Value Fund and Global Value Fund II), and to its benchmark indices over various periods of time, the Board concluded that it was satisfied with each Fund’s performance, and further concluded that Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements.
     D. Advisory Fees and Total Expenses
     The Board reviewed the advisory fees and total expenses of the Funds, noting that each Fund pays an advisory fee of 1.25% of assets under management. The Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. After reviewing the Fund-specific fee and expense data, the Board considered the “hidden costs” of mutual funds associated with frequent trading and tax liabilities.
     In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant Morningstar category averages. The Board noted that the expense ratios of the Global Value Fund and Worldwide High Dividend Yield Value Fund, respectively, were lower than that of each Fund’s respective Morningstar category. The Board considered that the total expense ratios of the Global Value Fund and Value Fund, respectively, had declined since each Fund’s inception. The Board noted that with respect to the Worldwide High Dividend Yield Value Fund and Global Value Fund II, certain expenses of each Fund had been partially reimbursed by Tweedy, Browne since each respective Fund’s inception in order to assist the Funds in building assets. This has resulted in keeping each Fund’s net expenses in line with the expense ratio of the Global Value Fund. The Board compared the advisory fees paid by the Funds against Tweedy, Browne’s standard fee rate for separate account portfolios. The Board also compared the Funds’ expense ratios to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management.
     After reviewing this fee and expense data, together with the Board’s observation that Tweedy, Browne provided a high level of integrity and service to the Funds’ shareholders, the Board determined that the fees charged under the Advisory Agreements are fair and reasonable.
     E Adviser Costs, Level of Profits and Economies of Scale
     The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board also noted that Tweedy, Browne had absorbed the entire expense of the Funds’ Chief Compliance Officer since her appointment in June 2004. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne’s relationship with the Company as a whole, and with each Fund separately.
     The Board considered Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with respect to non-U.S. securities. The Board also noted that a consequence

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)
of Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II, which focus on smaller and medium market capitalization issues, is that its cost of research per dollar is likely to be higher than would be the case for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. With respect to the Worldwide High Dividend Yield Value Fund, the Board noted that although the Fund has a higher proportion of large market capitalization holdings, Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board determined that such research strategy would therefore not be less intensive or less expensive than that employed by Tweedy, Browne on behalf of the other Funds. The Board concluded that Tweedy, Browne’s profitability from its client relationships, including its relationship with the Funds, is reasonable.
     F. Ancillary Benefits
     The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including benefits derived by Tweedy, Browne from “soft dollar” arrangements with broker-dealers. The Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of Fund shares.
     G. Conclusion
     Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to the Funds favored renewal of the Advisory Agreements. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interests of the Funds and their shareholders.

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TWEEDY, BROWNE FUND INC.
350 Park Avenue, New York, NY 10022
800-432-4789
www.tweedy.com

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager

Thomas H. Shrager, President
(principal executive officer)

Date	November 30, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager

Thomas H. Shrager, President
(principal executive officer)

Date	November 30, 2011

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.

Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	November 30, 2011

*	Print the name and title of each signing officer under his or her signature.